Income Tax Expense	12 Months Ended
Jun. 30, 2022
Statement [LineItems]
Income Tax Expense
NOTE 6. INCOME TAX EXPENSE

	Consolidated
	June 30, 2022	June 30, 2021	June 30, 2020
	A$	A$	A$
Current tax

Current tax on profits for the fiscal year	34	33	37

Total current tax expense	34	33	37

Deferred income tax
Decrease in deferred tax assets	244,144	358,825	567,473
Decrease in deferred tax liabilities	(244,144)	(358,825)	(567,473)

Total deferred tax (benefit)/expense	—	—	—

Income tax expense	34	33	37

	Consolidated
	June 30, 2022	June 30, 2021	June 30, 2020
	A$	A$	A$
Numerical reconciliation of income tax expense to prima facie tax expense
Loss before income tax expense	(32,210,792)	(29,902,591)	(13,468,195)
Tax at the Australian tax rate of 25% (2021:26% )	(8,052,698)	(7,774,674)	(3,703,754)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Non-deductible share based payments	371,710	464,324	443,956
Other non-deductible expenses	1,485,059	1,239,756	436,396
Non-assessable income	(783,318)	(541,122)	(442,580)
Capital listing fee	(368,398)	(259,458)	(192,741)
Adjustment of current tax for prior period	148,303	—	—
Difference in overseas tax rates*	4,118,372	2,132,187	1,817,387

	(3,080,970)	(4,738,987)	(1,641,336)
Net adjustment to deferred tax assets and liabilities for tax losses and temporary differences not recognized	3,080,936	4,738,954	1,641,299

Income tax expense**	(34)	(33)	(37)

*	Difference in overseas tax rate is largely as a result of the corporate income tax rate of 10% applicable to the Immutep subsidiary in France for fiscal year 2022 and 2021.
**	Income tax expense relates to tax payable for the Immutep subsidiary in the United States.

	Consolidated
	June 30, 2022	June 30, 2021	June 30, 2020
	A$	A$	A$
Deferred tax assets for tax losses not recognised comprises:

Carried forward tax losses benefit	206,764,587	195,098,009	176,871,263

Total deferred tax assets for tax losses not recognized	43,688,958	43,593,823	38,171,321

The
above potential tax benefit for tax losses has not been recognised in the consolidated balance sheet as the recovery of this benefit is not probable. There is no expiration date for the tax losses carried forward. The estimated amount of cumulative tax losses at June 30, 2022 was $206,764,587 (2021: $195,098,009). Utilisation of these tax losses is dependent on the parent entity and its subsidiaries satisfying certain tests at the time the losses are recouped and in generating future taxable profits against which to utilize the losses.